CONSOLIDATED VARIABLE INTEREST ENTITIES (Details) $ in Thousands	Dec. 31, 2017 USD ($) variable_interest_entity	Dec. 31, 2016 USD ($)
Variable Interest Entity [Line Items]
Number of variable interest entities | variable_interest_entity	21
Estimated residual values of leased property (un-guaranteed)	$ 232,424	$ 213,901
Variable Interest Entities With Assets Accounted for as Direct Financing Leases [Member]
Variable Interest Entity [Line Items]
Number of variable interest entities | variable_interest_entity	1
Carrying value of vessels	$ 2,900
Unearned lease income	1,400
Estimated residual values of leased property (un-guaranteed)	1,800
Outstanding loan balance	$ 0
Variable Interest Entities With Assets Accounted for as Operating Lease Assets [Member]
Variable Interest Entity [Line Items]
Number of variable interest entities | variable_interest_entity	20
Carrying value of vessels	$ 457,000
Outstanding loan balance	187,700
Outstanding loan balance, current portion	$ 13,900